Fair Value Of Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2021	Aug. 25, 2021	Jul. 12, 2021	Jan. 31, 2021
Fair Value Measurements [Line Items]
Exercise price of warrants or rights				$ 11.5
Warrants and rights outstanding	$ 0	$ 58,227,000	$ 0			$ 6,514,000
Transfers between fair value measurement levels	0	$ 0	$ 0
Public Warrants [Member]
Fair Value Measurements [Line Items]
Exercise price of warrants or rights		$ 3.58		$ 0.2843	$ 2.96
Warrants and rights outstanding	$ 1,592,080,000				$ 48,149,000		$ 270,470,000
Private Placement Warrants [Member]
Fair Value Measurements [Line Items]
Warrants and rights outstanding		$ 58,227,000